Note 8 - Stock-based Compensation - Stock Option Transactions (Details) $ / shares in Units, shares in Thousands, $ in Thousands	6 Months Ended
Jun. 30, 2018 USD ($) $ / shares shares
Outstanding, beginning of year (in shares) | shares	2,344
Outstanding, weighted average exercise price (in dollars per share) | $ / shares	$ 3.46
Granted (in shares) | shares	2,084
Granted, weighted average exercise price (in dollars per share) | $ / shares	$ 2.96
Exercised (in shares) | shares	(77)
Exercised, weighted average exercise price (in dollars per share) | $ / shares	$ 2.31
Expired (in shares) | shares
Expired, weighted average exercise price (in dollars per share) | $ / shares
Forfeited (in shares) | shares	(18)
Forfeited, weighted average exercise price (in dollars per share) | $ / shares	$ 2.01
Outstanding, end of the period (in shares) | shares	4,333
Outstanding, weighted average exercise price (in dollars per share) | $ / shares	$ 3.16
Outstanding, weighted average remaining contractual life (Year)	8 years 73 days
Outstanding, intrinsic value | $	$ 4,486,981
Exercisable, end of the period (in shares) | shares	2,561
Exercisable, end of the Exercisable, weighted average exercise price (in dollars per share) | $ / shares	$ 3.51
Exercisable, weighted average remaining contractual life (Year)	7 years 182 days
Exercisable, intrinsic value | $	$ 2,180,402
Vested and expected to vest, end of the period (in shares) | shares	4,067
Vested and expected to vest, weighted average exercise price (in dollars per share) | $ / shares	$ 3.20
Vested and expected to vest, weighted average remaining contractual life (Year)	8 years 73 days
Vested and expected to vest, intrinsic value | $	$ 4,140,994